Document and Entity Information	12 Months Ended
Dec. 31, 2020
Cover [Abstract]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	Outset Medical, Inc.
Entity Central Index Key	0001484612
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	20-0514392
Entity Address, Address Line One	3052 Orchard Dr.
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95134
City Area Code	669
Local Phone Number	231-8200